Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2014
Goodwill [Line Items]
Goodwill, beginning balance	$ 772,343	$ 765,586	$ 762,336	$ 227,726
Goodwill, Acquired During Period	227,726
Foreign currency translation	(436)	6,757	3,250
Goodwill, ending balance	999,633	772,343	765,586	227,726
North America [Member]
Goodwill [Line Items]
Goodwill, beginning balance	600,316	600,316	600,316
Goodwill, Acquired During Period	227,726
Foreign currency translation		0	0
Goodwill, ending balance	828,042	600,316	600,316
Europe [Member]
Goodwill [Line Items]
Goodwill, beginning balance	172,027	165,270	162,020
Goodwill, Acquired During Period
Foreign currency translation	(436)	6,757	3,250
Goodwill, ending balance	$ 171,591	$ 172,027	$ 165,270